Segmented information - Schedule of Results of Operations and Assets for Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 08, 2025
Revenue
Revenue	$ 2,370.2	$ 2,263.9
Other revenue	2,433.6	2,319.5
Fuel, power, water purchased and other cost of sales	639.8	600.8
Net revenue	1,793.8	1,718.7
Operating expenses	870.4	873.4
Depreciation and amortization	400.3	395.7
Loss on foreign exchange	18.4	3.5
Operating income	504.7	446.1
Interest expense	(282.5)	(363.6)
Income from long-term investments	21.6	107.5
Other income	22.0	27.5
Pension and other post-employment non-service costs	(3.7)	(14.1)
Other net gains (losses)	(52.6)	(27.0)
Gain (loss) on derivative financial instruments	1.5	0.8
Earnings before income taxes	211.0	177.2
Income tax expense	(65.0)	(186.8)
Net effect of non-controlling interests	72.5	74.9
Net earnings (loss) from continuing operations attributable to shareholders	218.5	65.3
Capital expenditures	608.8	763.8
Property, plant and equipment	9,749.9	9,450.1
Investments carried at fair value	2.1	2.1
Equity-method investees	49.0	38.1
Total assets	14,136.2	13,266.1
Revenue related to alternative revenue programs, not recognized as revenue from contract with customers	26.5	30.4
Held for sale assets			$ 3,693.2
Renewable Energy
Revenue
Held for sale assets		3,695.6
Other revenue
Revenue
Other revenue	63.4	55.6
Corporate Group
Revenue
Revenue	0.0	0.0
Fuel, power, water purchased and other cost of sales	0.0	0.0
Net revenue	1.5	0.8
Operating expenses	5.3	9.4
Depreciation and amortization	0.9	2.1
Loss on foreign exchange	18.4	3.5
Operating income	(23.1)	(14.2)
Interest expense	(140.2)	(170.9)
Income from long-term investments	14.7	101.6
Other income	0.0	0.0
Pension and other post-employment non-service costs	0.0	0.0
Other net gains (losses)	(22.9)	(9.2)
Gain (loss) on derivative financial instruments	(7.4)	1.5
Earnings before income taxes	(178.9)	(91.2)
Income tax expense	15.3	(115.6)
Net effect of non-controlling interests	0.0	0.0
Net earnings (loss) from continuing operations attributable to shareholders	(163.6)	(206.8)
Capital expenditures	0.0	0.0
Property, plant and equipment	29.4	28.9
Investments carried at fair value	0.0	0.0
Equity-method investees	0.0	0.0
Total assets	447.3	185.9
Corporate Group | Other revenue
Revenue
Other revenue	1.5	0.8
Regulated Services Group | Operating Segments
Revenue
Revenue	2,333.7	2,228.6
Fuel, power, water purchased and other cost of sales	639.8	600.5
Net revenue	1,754.6	1,682.1
Operating expenses	853.9	855.2
Depreciation and amortization	392.1	386.8
Loss on foreign exchange	0.0	0.0
Operating income	508.6	440.1
Interest expense	(141.4)	(191.8)
Income from long-term investments	6.8	5.9
Other income	22.0	27.5
Pension and other post-employment non-service costs	(3.7)	(14.1)
Other net gains (losses)	(30.4)	(17.8)
Gain (loss) on derivative financial instruments	8.9	(0.7)
Earnings before income taxes	370.8	249.1
Income tax expense	(96.2)	(67.0)
Net effect of non-controlling interests	76.4	78.0
Net earnings (loss) from continuing operations attributable to shareholders	351.0	260.1
Capital expenditures	603.5	757.2
Property, plant and equipment	9,578.6	9,284.4
Investments carried at fair value	2.1	2.1
Equity-method investees	49.0	38.1
Total assets	13,517.0	12,927.9
Regulated Services Group | Operating Segments | Other revenue
Revenue
Other revenue	60.7	54.0
Hydro Group | Operating Segments
Revenue
Revenue	36.5	35.3
Fuel, power, water purchased and other cost of sales	0.0	0.3
Net revenue	37.7	35.8
Operating expenses	11.2	8.8
Depreciation and amortization	7.3	6.8
Loss on foreign exchange	0.0	0.0
Operating income	19.2	20.2
Interest expense	(0.9)	(0.9)
Income from long-term investments	0.1	0.0
Other income	0.0	0.0
Pension and other post-employment non-service costs	0.0	0.0
Other net gains (losses)	0.7	0.0
Gain (loss) on derivative financial instruments	0.0	0.0
Earnings before income taxes	19.1	19.3
Income tax expense	15.9	(4.2)
Net effect of non-controlling interests	(3.9)	(3.1)
Net earnings (loss) from continuing operations attributable to shareholders	31.1	12.0
Capital expenditures	5.3	6.6
Property, plant and equipment	141.9	136.8
Investments carried at fair value	0.0	0.0
Equity-method investees	0.0	0.0
Total assets	171.9	152.3
Hydro Group | Operating Segments | Other revenue
Revenue
Other revenue	$ 1.2	$ 0.8